Summary of Significant Accounting Policies - Schedule of Revenue from Contracts with Customers Disaggregated by Service Lines (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	¥ 781,216	$ 109,052	¥ 963,212	¥ 114,440
Wealth Management and Others [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	53,678		62,966	114,440
Agency [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	727,538		900,246
Life Insurance Business [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	625,099		827,803
Non-life insurance business [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	102,439		72,443
Point in Time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	736,069		913,240	51,358
Point in Time [Member] | Wealth Management and Others [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	19,880		22,787	51,358
Point in Time [Member] | Agency [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	716,189		890,453
Point in Time [Member] | Life Insurance Business [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	625,099		827,803
Point in Time [Member] | Non-life insurance business [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	91,090		62,650
Over Time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	45,147		49,972	63,082
Over Time [Member] | Wealth Management and Others [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	33,798		40,179	¥ 63,082
Over Time [Member] | Agency [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	11,349		9,793
Over Time [Member] | Life Insurance Business [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues
Over Time [Member] | Non-life insurance business [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total net revenues	¥ 11,349		¥ 9,793